Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 11 .8%
$ 430,285
AmeriCredit Automobile Receivables
Trust , Series 2017-4, Class C , 2.600% ,
9/18/23 .......................
$ 431,479
1,290,000
AmeriCredit Automobile Receivables
Trust , Series 2018-3, Class C , 3.740% ,
10/18/24 .......................
1,315,936
815,000
AmeriCredit Automobile Receivables
Trust , Series 2019-1, Class B , 3.130% ,
2/18/25 .......................
820,603
523,893
ARI Fleet Lease Trust , Series 2019-A,
Class A2A , 2.410% , 11/15/27 (a) .....
525,749
1,387,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-2A, Class A , 2.970% ,
3/20/24 (a) .....................
1,415,168
815,000
Carvana Auto Receivables Trust , Series
2021-P2, Class A3 , 0.490% , 3/10/26 ...
809,218
326,101
Chesapeake Funding II, LLC , Series 2018-
3A, Class A1 , 3.390% , 1/15/31 (a) .....
330,206
260,888
Chesapeake Funding II, LLC , Series 2019-
1A, Class A1 , 2.940% , 4/15/31 (a) .....
262,815
559,277
Chesapeake Funding II, LLC , Series 2020-
1A, Class A1 , 0.870% , 8/16/32 (a) .....
559,921
1,190,075
Chesapeake Funding II, LLC , Series 2021-
1A, Class A1 , 0.470% , 4/15/33 (a) .....
1,184,737
3,870
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.860% ,
6/25/37 .......................
3,895
459,328
Citigroup Mortgage Loan Trust, Inc. , Series
2005-HE1, Class M3 , 1.077% , (LIBOR
USD 1-Month plus 0.98%) , 5/25/35 (b) .
459,394
1,500,000
Enterprise Fleet Funding, LLC , Series
2021-1, Class A3 , 0.700% , 12/21/26 (a) .
1,478,093
1,490,000
Hertz Vehicle Financing, LLC , Series
2021-1A, Class A , 1.210% , 12/26/25 (a)
1,475,549
380,651
OneMain Financial Issuance Trust , Series
2016-3A, Class A , 3.830% , 6/18/31 (a) .
382,089
653,958
OneMain Financial Issuance Trust , Series
2018-1A, Class A , 3.300% , 3/14/29 (a) .
654,360
1,000,000
OneMain Financial Issuance Trust , Series
2020-1A, Class A , 3.840% , 5/14/32 (a) .
1,022,626
98,650
Sofi Professional Loan Program, LLC ,
Series 2016-B, Class A1 , 1.303% ,
(LIBOR USD 1-Month plus 1.20%) ,
6/25/33 (a) (b) ...................
98,922
15,040
SoFi Professional Loan Program, LLC ,
Series 2016-E, Class A1 , 0.953% ,
(LIBOR USD 1-Month plus 0.85%) ,
7/25/39 (a) (b) ...................
15,055
1,290,000
World Omni Select Auto Trust , Series
2021-A, Class A3 , 0.530% , 3/15/27 ...
1,276,745
Total Asset Backed Securities
(Cost $ 14,550,863 ) ............... 14,522,560
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3 .6%
$ 42,801
Alternative Loan Trust , Series 2004-22CB,
Class 1A1 , 6.000% , 10/25/34 ........
$ 44,170
79,775
Banc of America Funding Trust , Series
2004-C, Class 4A3 , 0.986% , (LIBOR
USD 1-Month plus 0.90%) , 12/20/34 (b)
79,977
1,031,015
Chase Home Lending Mortgage Trust ,
Series 2019-ATR2, Class A3 , 3.500% ,
7/25/49 (a) (c) ...................
1,045,886
164,654
Fannie Mae , Series 2012-152, Class PC ,
1.750% , 8/25/42 .................
166,703
756,875
Fannie Mae , Series 2013-35, Class CB ,
2.000% , 2/25/43 .................
771,720
65,149
Fannie Mae , Series 2013-72, Class NA ,
2.500% , 8/25/42 .................
66,819
377,324
Fannie Mae , Series 2016-100, Class DA ,
3.000% , 2/25/43 .................
386,288
1,839,067
JP Morgan Mortgage Trust , Series 2017-5,
Class A1B , 3.063% , 10/26/48 (a) (c) ....
1,892,492
Total Collateralized Mortgage Obligations
(Cost $ 4,406,367 ) ................ 4,454,055
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 13 .1%
862,000
BX 2021-LBA3 Mortgage Trust ,
Series 2021-PAC, Class B , 1.009% ,
(LIBOR USD 1-Month plus 0.90%) ,
10/15/36 (a) (b) ..................
858,762
846,000
BX Commercial Mortgage Trust ,
Series 2021-21M, Class C , 1.287% ,
(LIBOR USD 1-Month plus 1.18%) ,
10/15/36 (a) (b) ..................
835,387
869,000
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 1.610% ,
(LIBOR USD 1-Month plus 1.50%) ,
11/15/26 (a) (b) ..................
865,942
953,000
BX Commercial Mortgage Trust ,
Series 2021-CIP, Class B , 1.371% ,
(LIBOR USD 1-Month plus 1.27%) ,
12/15/28 (a) (b) ..................
952,702
721,000
BX Commercial Mortgage Trust ,
Series 2021-XL2, Class C , 1.307% ,
(LIBOR USD 1-Month plus 1.20%) ,
10/15/38 (a) (b) ..................
716,529
208,000
BX Trust , Series 2021-ARIA, Class A ,
1.009% , (LIBOR USD 1-Month plus
0.90%) , 10/15/36 (a) (b) ............
207,609
862,000
BX Trust , Series 2021-RISE, Class C ,
1.550% , (LIBOR USD 1-Month plus
1.45%) , 11/15/36 (a) (b) ............
860,398
861,634
COMM 2012-CCRE1 Mortgage Trust ,
Series 2012-CR1, Class A3 , 3.391% ,
5/15/45 .......................
863,352

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 1,623,000
COMM 2012-CCRE2 Mortgage Trust ,
Series 2012-CR2, Class A4 , 3.147% ,
8/15/45 .......................
$ 1,627,327
454,000
COMM 2013-CCRE11 Mortgage Trust ,
Series 2013-CR11, Class A4 , 4.258% ,
8/10/50 .......................
475,401
789,000
ELP Commercial Mortgage Trust ,
Series 2021-ELP, Class C , 1.430% ,
(LIBOR USD 1-Month plus 1.32%) ,
11/15/38 (a) (b) ..................
784,334
72,886
GS Mortgage Securities Trust , Series 2010-
C1, Class A2 , 4.592% , 8/10/43 (a) .....
72,815
300,000
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (a) ......
300,339
373,164
GS Mortgage Securities Trust , Series 2014-
GC24, Class AAB , 3.650% , 9/10/47 ...
384,956
1,800,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2014-C20, Class
A5 , 3.805% , 7/15/47 ..............
1,882,795
859,000
Med Trust , Series 2021-MDLN, Class C ,
1.910% , (LIBOR USD 1-Month plus
1.80%) , 11/15/38 (a) (b) ............
856,846
936,000
OPG Trust , Series 2021-PORT, Class C ,
0.942% , (LIBOR USD 1-Month plus
0.83%) , 10/15/36 (a) (b) ............
920,326
1,128,555
UBS-Barclays Commercial Mortgage
Trust , Series 2012-C3, Class A4 ,
3.091% , 8/10/49 .................
1,136,789
1,566,530
WFRBS Commercial Mortgage Trust ,
Series 2012-C7, Class A2 , 3.431% ,
6/15/45 .......................
1,570,282
Total Commercial Mortgage-Backed
Securities
(Cost $ 16,374,443 ) ............... 16,172,891
CORPORATE BONDS — 62 .6%
Automobiles — 4 .0%
965,000
BMW U.S. Capital, LLC , 3.150% ,
4/18/24 (a) ..................... 1,007,858
1,022,000
Daimler Finance North America, LLC ,
0.750% , 3/1/24 (a) ................ 1,012,653
900,000
Ford Motor Credit Co., LLC , 3.350% ,
11/1/22 ....................... 911,250
1,100,000
General Motors Financial Co., Inc. ,
1.700% , 8/18/23 ................. 1,110,567
900,000
Hyundai Capital America , 0.800% ,
1/8/24 (a) ...................... 887,135
4,929,463
Banks — 15 .2%
1,500,000
Bank of America Corp. , MTN , 0.981% ,
(SOFR plus 0.91%) , 9/25/25 (d) ...... 1,482,106
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 900,000
BNP Paribas SA , 4.705% , (LIBOR USD
3-Month plus 2.24%) , 1/10/25 (a) (d) ... $ 958,299
1,000,000
Citigroup, Inc. , 3.352% , (LIBOR USD
3-Month plus 0.90%) , 4/24/25 (d) ..... 1,044,336
855,000
Credit Suisse AG , MTN , 3.625% , 9/9/24 . 906,844
1,000,000
Danske Bank A/S , 0.976% , (1-Year
Treasury Constant Maturity plus 0.55%) ,
9/10/25 (a) (c) ................... 984,801
1,578,000
Goldman Sachs Group, Inc. (The) , 4.000% ,
3/3/24 ........................ 1,673,244
1,000,000
Huntington National Bank (The) , BKNT ,
3.550% , 10/6/23 ................. 1,043,826
491,000
JP Morgan Chase & Co. , Series I , 3.599% ,
(LIBOR USD 3-Month plus 3.47%) (c) (e) 493,455
1,700,000
JPMorgan Chase & Co. , 3.559% , (LIBOR
USD 3-Month plus 0.73%) , 4/23/24 (d) . 1,756,899
1,000,000
Lloyds Banking Group PLC , 2.907% ,
(LIBOR USD 3-Month plus 0.81%) ,
11/7/23 (d) ..................... 1,016,168
675,000
Macquarie Group, Ltd. , 0.759% , (SOFR
plus 0.71%) , 10/14/25 (a) (b) ......... 675,749
1,017,000
Mitsubishi UFJ Financial Group, Inc. ,
0.848% , (1-Year Treasury Constant
Maturity plus 0.68%) , 9/15/24 (c) ..... 1,012,070
1,045,000
Morgan Stanley , MTN , 1.164% , (SOFR
plus 0.56%) , 10/21/25 (d) ........... 1,036,975
850,000
NatWest Markets PLC , 0.810% , (SOFR
plus 0.76%) , 9/29/26 (a) (b) .......... 853,070
842,000
PNC Financial Services Group, Inc.
(The) , Series O , 3.810% , (LIBOR USD
3-Month plus 3.68%) (c) (e) ......... 837,873
1,023,000
Standard Chartered PLC , 0.991% , (1-Year
Treasury Constant Maturity plus 0.78%) ,
1/12/25 (a) (c) ................... 1,011,448
1,000,000
Sumitomo Mitsui Trust Bank, Ltd. ,
0.850% , 3/25/24 (a) ............... 990,565
1,004,000
Wells Fargo & Co. , MTN , 1.654% , (SOFR
plus 1.60%) , 6/2/24 (d) ............. 1,012,583
18,790,311
Chemicals — 1 .8%
849,000
NOVA Chemicals Corp. , 4.875% , 6/1/24 (a) 876,593
836,000
Tronox, Inc. , 6.500% , 5/1/25 (a) ........ 883,568
500,000
Westlake Chemical Corp. , 0.875% , 8/15/24 492,521
2,252,682
Commercial Services & Supplies — 0 .6%
707,000
GFL Environmental, Inc. , 4.250% ,
6/1/25 (a) ...................... 727,464
Construction Materials — 1 .0%
654,000
Koppers, Inc. , 6.000% , 2/15/25 (a) ...... 665,438
575,000
Martin Marietta Materials, Inc. , 4.250% ,
7/2/24 ........................ 612,488
1,277,926

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — 8 .6%
$ 976,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 3.150% , 2/15/24 . $ 1,006,745
1,010,000
Air Lease Corp. , MTN , 0.700% , 2/15/24 . 994,149
1,006,000
Ally Financial, Inc. , 1.450% , 10/2/23 .... 1,009,174
1,000,000
Blackstone Private Credit Fund , 1.750% ,
9/15/24 (a) ..................... 983,675
875,000
Capital One Financial Corp. , 3.750% ,
4/24/24 ....................... 922,370
880,000
Element Fleet Management Corp. , 1.600% ,
4/6/24 (a) ...................... 880,855
953,000
ERAC USA Finance, LLC , 3.850% ,
11/15/24 (a) ..................... 1,009,086
1,031,000
FS KKR Capital Corp. , 1.650% , 10/12/24 1,011,674
833,000
OneMain Finance Corp. , 6.125% , 3/15/24 883,172
941,000
Owl Rock Capital Corp. , 5.250% , 4/15/24 1,003,459
900,000
Park Aerospace Holdings, Ltd. , 5.500% ,
2/15/24 (a) ..................... 965,243
10,669,602
Diversified Telecommunication Services — 1 .5%
943,000
AT&T, Inc. , 4.450% , 4/1/24 .......... 1,006,693
795,438
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 4.738% , 3/20/25 (a) ........... 832,187
1,838,880
Electric Utilities — 3 .7%
498,000
CenterPoint Energy, Inc. , 3.850% , 2/1/24 . 521,841
955,000
CMS Energy Corp. , 3.875% , 3/1/24 ..... 1,000,298
988,000
Dominion Energy, Inc. , 2.450% , 1/15/23 (a) 1,004,425
760,000
Entergy Louisiana, LLC , 0.620% , 11/17/23 753,931
600,000
Southern Co. (The) , Series 21-A , 0.600% ,
2/26/24 ....................... 592,375
618,000
WESCO Distribution, Inc. , 7.125% ,
6/15/25 (a) ..................... 655,080
4,527,950
Energy Equipment & Services — 3 .3%
850,000
Cheniere Corpus Christi Holdings, LLC ,
7.000% , 6/30/24 ................. 940,434
900,000
Energy Transfer L.P. , 4.250% , 3/15/23 ... 924,887
968,000
Plains All American Pipeline L.P./PAA
Finance Corp. , 3.600% , 11/1/24 ...... 1,012,098
1,155,000
Williams Cos., Inc. (The) , 4.500% ,
11/15/23 ....................... 1,216,998
4,094,417
Entertainment — 0 .8%
1,000,000
Mattel, Inc. , 3.375% , 4/1/26 (a) ........ 1,025,520
Equity Real Estate Investment Trusts (REITS)
— 4 .9%
790,000
American Tower Corp. , 5.000% , 2/15/24 . 850,236
700,000
Crown Castle International Corp. , 3.150% ,
7/15/23 ....................... 721,178
1,000,000
Kimco Realty Corp. , 2.700% , 3/1/24 .... 1,027,038
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 730,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp. , 5.250% ,
10/1/25 (a) ..................... $ 737,300
1,015,000
Public Storage , 0.520% , (SOFR plus
0.47%) , 4/23/24 (b) ............... 1,013,716
1,000,000
Retail Opportunity Investments Partnership
L.P. , 5.000% , 12/15/23 ............ 1,056,942
622,000
Starwood Property Trust, Inc. , 3.750% ,
12/31/24 (a) ..................... 628,456
6,034,866
Health Care Providers & Services — 0 .8%
979,000
Shire Acquisitions Investments Ireland
DAC , 2.875% , 9/23/23 ............ 1,006,976
Hotels, Restaurants & Leisure — 0 .7%
830,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc. , 5.250% , 4/15/24 (a) 883,240
Insurance — 5 .0%
450,000
Brighthouse Financial Global Funding ,
0.809% , (SOFR plus 0.76%) ,
4/12/24 (a) (b) ................... 452,160
1,100,000
F&G Global Funding , 0.900% , 9/20/24 (a) 1,083,880
1,030,000
GA Global Funding Trust , 0.800% ,
9/13/24 (a) ..................... 1,010,293
700,000
Jackson Financial, Inc. , 1.125% ,
11/22/23 (a) ..................... 698,786
625,000
Jackson National Life Global Funding ,
3.875% , 6/11/25 (a) ............... 672,260
1,150,000
John Hancock Life Insurance Co. , 7.375% ,
2/15/24 (a) ..................... 1,290,410
915,000
Security Benefit Global Funding , 1.250% ,
5/17/24 (a) ..................... 910,658
6,118,447
Media — 1 .7%
1,104,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 4.464% , 7/23/22 ........... 1,120,294
957,000
Discovery Communications, LLC , 3.800% ,
3/13/24 ....................... 1,003,961
2,124,255
Metals & Mining — 0 .6%
650,000
Freeport-McMoRan, Inc. , 3.875% , 3/15/23 672,750
Oil, Gas & Consumable Fuels — 2 .5%
1,300,000
Devon Energy Corp. , 5.250% , 9/15/24 ... 1,406,771
988,000
HollyFrontier Corp. , 2.625% , 10/1/23 ... 1,006,747
660,000
Range Resources Corp. , 5.000% , 3/15/23 . 674,850
3,088,368
Road & Rail — 0 .7%
825,000
Ryder System, Inc. , MTN , 3.650% , 3/18/24 867,786

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Semiconductors & Semiconductor Equipment
— 1 .8%
$ 825,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd. , 3.625% , 1/15/24 ....... $ 862,964
1,253,000
Microchip Technology, Inc. , 4.250% ,
9/1/25 ........................ 1,301,446
2,164,410
Software — 0 .2%
264,000
Dell International, LLC/EMC Corp. ,
5.450% , 6/15/23 ................. 278,513
Specialty Retail — 1 .5%
940,000
7-Eleven, Inc. , 0.800% , 2/10/24 (a) ...... 929,422
920,000
Nordstrom, Inc. , 2.300% , 4/8/24 ....... 920,000
1,849,422
Telecommunication Services — 0 .7%
825,000
Verizon Communications, Inc. , 0.840% ,
(SOFRINDX plus 0.79%) , 3/20/26 (b) .. 834,789
Tobacco — 1 .0%
1,200,000
BAT Capital Corp. , 3.222% , 8/15/24 .... 1,247,450
Total Corporate Bonds
(Cost $ 77,531,633 ) ............... 77,305,487
MUNICIPAL BONDS — 4 .7%
California — 1 .0%
650,000
Beverly Hills Public Financing Authority ,
CA, Advance Refunding, Taxable
Revenue Bonds, Series B , 0.730% ,
6/1/24 ........................ 643,942
590,000
Port of Oakland , CA, Port, Airport &
Marina Revenue, Advance Refunding
Revenue Bonds, Series R , 1.081% ,
5/1/24 ........................ 589,174
1,233,116
Hawaii — 0 .2%
240,000
State of Hawaii , HI, Public Improvements,
Cash Flow Management G.O. , 0.802% ,
10/1/24 ....................... 238,202
Illinois — 0 .6%
815,000
Chicago O'Hare International Airport , IL,
Refunding, Taxable Revenue Bonds,
Series D , 1.168% , 1/1/24 ........... 815,587
New Jersey — 0 .2%
235,000
New Jersey Turnpike Authority , Advance
Refunding Revenue Bonds, Series B ,
0.638% , 1/1/24 .................. 232,265
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — 0 .4%
$ 500,000
North Carolina Eastern Municipal Power
Agency , Refunding Revenue (AGM) ,
3.558% , 7/1/22 .................. $ 507,625
Oklahoma — 0 .5%
575,000
Oklahoma Turnpike Authority , OK,
Highway & Fuel Sales Tax Revenue,
Advance Refunding Revenue Bonds,
Series B , 0.627% , 1/1/23 ........... 575,782
Pennsylvania — 0 .4%
515,000
Pennsylvania State University (The) , PA,
Refunding Notes, Taxable Revenue
Bonds, Series D , 1.353% , 9/1/23 ..... 519,130
Texas — 1 .4%
970,000
City of Houston , TX, Airport System
Revenue, Refunding, Taxable Revenue
Bonds, Series C , 1.054% , 7/1/23 ..... 973,123
750,000
City of Houston , TX, Combined Utility
System Revenue, Taxable Revenue,
First Lien-Series C, Advance Refunding
Revenue Bonds , 1.746% , 11/15/23 .... 763,763
1,736,886
Total Municipal Bonds
(Cost $ 5,841,721 ) ................ 5,858,593
U.S. TREASURY NOTES — 3 .4%
3,250,000
0.375% , 10/31/23 ................ 3,231,211
1,042,600
0.250% , 7/31/25 ................. 1,011,689
Total U.S. Treasury Notes
(Cost $ 4,247,095 ) ................ 4,242,900
Shares
MONEY MARKET FUND — 0 .5%
619,558
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (f) ........
619,558
Total Money Market Fund
(Cost $ 619,558 ) ................. 619,558
Total Investments — 99 .7%
(Cost $ 123,571,680 ) ........................... 123,176,044
Net Other Assets (Liabilities) — 0 .3% ............... 376,377
NET ASSETS — 100.0% .......................
$ 123,552,421
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
BKNT Bank Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of Decem ber 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 619,558(a) $ 122,556,486(b) $ — $ 123,176,044
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.